Other financial liabilities - Summary of Detailed Information About Other Noncurrent Financial Liabilities Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Non-current liabilities
Provision for operation and maintenance	₨ 2,087	$ 28
Interest accrued but not due on debentures			₨ 132
Total	2,087	28	132
Current
Financial guarantee contracts			78
Financial liabilities at amortised cost
Current maturities of long term interest-bearing loans and borrowings (refer note 18)	56,046	739	30,454
Others
Interest accrued but not due on borrowings	1,821	24	1,686
Interest accrued but not due on debentures	2,037	27	1,211
Capital creditors	11,036	145	9,001
Purchase consideration payable	88	1	191
Cash settled shared based payment liability	36	0
Provision for operation and maintenance	565	7
Other payables	7	0	1
Total	₨ 71,636	$ 944	₨ 42,622